ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES

8.      ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES

	Year Ended December 31,
(In thousands)	2025	2024
Accrued and other current liabilities:
Payroll and welfare payable	$3,677	$3,333
Grants related to land use right	2,582	2,474
Payable to clinical study service	1,413	2,351
Payable to professional service	7,584	1,365
Payable to sales and marketing services	1,228	1,417
Dividends and interest payable to Wuxi LP, current (Note 11)	3,842	1,849
Lease liabilities-current (Note 5)	1,611	1,221
Others	2,234	1,334
	$24,171	$15,344

Other Liabilities
Profit-sharing liability to Juventas	$11,821	$11,821
Dividends and interest payable to Wuxi LP, non current (Note 11)	—	1,015
Lease liabilities-noncurrent (Note 5)	1,441	2,535
	$13,262	$15,371

The profit-sharing liability represents the Company’s obligation to pay an increased share of future profits pursuant to the Supplementary Agreement with Juventas (see Note 1) which was conveyed by the Company in exchange for the additional equity interests in Juventas. The Company views this as a payment from a vendor that should reduce cost of revenues over the period of royalty payments. The long-term liability will be derecognized when payments are made on a systematic and rational basis representing the pattern in which the Company expects to settle the profit-sharing payment during the commercialization period of CNCT19.